Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Revenue by Geographic Region

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Asia	$63,534	$63,659	$64,059